INVESTMENT IN ASSOCIATE (Detail Narrative 1) - CAD ($)		1 Months Ended	12 Months Ended
	Jul. 02, 2014	Apr. 15, 2015	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2017
Household Pests [Member]
Disclosure of associates [line items]
Percentage of ownership interest			50.00%
Deferred costs					$ 181,872
Investment wrote-off				$ 310,484
Waterproof [Member]
Disclosure of associates [line items]
Percentage of ownership interest		49.00%
Pigmental Llc [Member] | Household Pests [Member] | Animation Work Purchase Agreement Between Sergio Animation Studios, S.L. And Owner [Member]
Disclosure of associates [line items]
Value of agreement	$ 625,000